As filed with the Securities and Exchange Commission on December 1, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedules of Investments.

Al Frank Fund
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 94.11%

	COMMUNICATIONS: 2.54%
	Major Telecommunications: 2.54%
50,000	Nippon Telegraph & Telephone Corp. - ADR (c)	$1,197,500
25,000	Verizon Communications, Inc.	920,000
	Total Communications (Cost $1,889,120)	2,117,500

	CONSUMER DURABLES: 6.04%
	Automotive Aftermarket: 1.11%
85,000	Cooper Tire & Rubber Co.	925,650
	Electronics/Appliances: 1.14%
10,000	Helen of Troy Ltd. (a) (b)	251,200
14,000	Whirlpool Corp.	698,740
		949,940
	Homebuilding: 1.20%
43,000	D.R. Horton, Inc.	388,720
12,000	M.D.C. Holdings, Inc. (c)	203,280
28,000	Toll Brothers, Inc. (a)	404,040
		996,040
	Recreational Products: 1.78%
70,000	Activision Blizzard, Inc.	833,000
20,000	Hasbro, Inc.	652,200
		1,485,200
	Tools & Hardware: 0.81%
50,000	Briggs & Stratton Corp.	675,500

	Total Consumer Durables (Cost $6,524,804)	5,032,330

	CONSUMER NON-DURABLES: 4.02%
	Apparel/Footwear: 0.75%
40,000	Delta Apparel, Inc. (a) (c)	630,000
	Food: Major Diversified: 1.09%
27,000	Kraft Foods, Inc. - Class A	906,660
	Food: Meat/Fish/Dairy: 0.98%
47,000	Tyson Foods, Inc. - Class A	815,920
	Tobacco: 1.20%
16,000	Philip Morris International Inc.	998,080

	Total Consumer Non-Durables (Cost $2,273,316)	3,350,660

	CONSUMER SERVICES: 2.36%
	Cable/Satellite TV: 1.06%
42,000	Comcast Corp. - Class A	877,800
	Media Conglomerates: 1.30%
36,000	Walt Disney Co.	1,085,760

	Total Consumer Services (Cost $1,686,429)	1,963,560

	DISTRIBUTION SERVICES: 2.89%
	Electronics Distributors: 1.32%
40,000	Ingram Micro, Inc. - Class A (a)	645,200
45,000	Wayside Technology Group, Inc.	451,350
		1,096,550
	Medical Distributors: 1.57%
18,000	McKesson Corp.	1,308,600

	Total Distribution Services (Cost $1,844,477)	2,405,150

	ELECTRONIC TECHNOLOGY: 16.51%
	Aerospace & Defense: 3.76%
40,000	Ducommun, Inc. (c)	599,200
7,000	General Dynamics Corp.	398,230
13,000	L-3 Communications Holdings, Inc.	805,610
11,000	Lockheed Martin Corp.	799,040
13,000	Raytheon Co.	531,310
		3,133,390
	Computer Communications: 1.21%
65,000	Cisco Systems, Inc.	1,006,850
	Computer Peripherals: 2.39%
65,000	Seagate Technology PLC (b)	668,200
26,000	Western Digital Corp. (a)	668,720
70,000	Xyratex Ltd. (b) (c)	648,900
		1,985,820
	Computer Processing Hardware: 1.68%
2,500	Apple Inc. (a)	952,950
20,000	Hewlett Packard Co.	449,000
		1,401,950
	Electronic Components: 1.82%
45,000	AVX Corp.	534,150
50,000	Benchmark Electronics, Inc. (a)	650,500
40,000	Vishay Intertechnology, Inc. (a)	334,400
		1,519,050
	Semiconductors: 4.98%
70,000	Alpha & Omega Semiconductor Ltd. (a) (b)	574,700
40,000	Diodes, Inc. (a)	716,800
35,000	Intel Corp.	746,550
25,000	Microchip Technology Inc. (c)	777,750
70,000	Pericom Semiconductor Corp. (a)	518,700
125,000	Stmicroelectronics N V - ADR	812,500
		4,147,000
	Telecommunications Equipment: 0.67%
45,000	Corning, Inc.	556,200

	Total Electronic Technology (Cost $14,004,837)	13,750,260

	ENERGY MINERALS: 8.51%
	Integrated Oil: 3.79%
20,000	Eni S.p.A. - ADR (c)	702,600
15,000	Exxon Mobil Corp.	1,089,450
36,000	Marathon Oil Corp.	776,880
26,000	Petroleo Brasileiro S.A. - ADR	583,700
		3,152,630
	Oil & Gas Production: 4.14%
18,000	Anadarko Petroleum Corp.	1,134,900
10,000	Apache Corp.	802,400
39,500	Chesapeake Energy Corp.	1,009,225
9,000	Devon Energy Corp.	498,960
		3,445,485
	Petroleum and Coal Products Manufacturing: 0.58%
18,000	Marathon Petroleum Corp.	487,080

	Total Energy Minerals (Cost $6,004,064)	7,085,195

	FINANCE: 11.29%
	Financial Conglomerates: 1.63%
23,200	JPMorgan Chase & Co.	698,784
14,000	Prudential Financial, Inc.	656,040
		1,354,824
	Insurance Carriers: 0.75%
40,000	Protective Life Corp.	625,200
	Investment Banks/Brokers: 2.18%
20,000	Ameriprise Financial, Inc.	787,200
6,000	Goldman Sachs Group, Inc.	567,300
20,000	NASDAQ OMX Group, Inc. (a)	462,800
		1,817,300
	Major Banks: 3.41%
30,000	Bank of New York Mellon Corp.	557,700
30,000	BB&T Corp.	639,900
35,000	Credit Suisse Group AG - ADR (c)	918,400
30,000	Wells Fargo & Co.	723,600
		2,839,600
	Property/Casualty Insurance: 1.05%
18,000	Travelers Companies, Inc.	877,140
	Real Estate Investment Trusts: 1.09%
55,000	BioMed Realty Trust, Inc.	911,350
	Regional Banks: 0.50%
45,000	TCF Financial Corp. (c)	412,200
	Savings Banks: 0.68%
100,000	Hudson City Bancorp, Inc.	566,000

	Total Finance (Cost $9,876,020)	9,403,614

	HEALTH SERVICES: 2.52%
	Managed Health Care: 2.52%
26,000	Aetna, Inc.	945,100
25,000	Unitedhealth Group, Inc.	1,153,000
	Total Health Services (Cost $927,152)	2,098,100

	HEALTH TECHNOLOGY: 6.47%
	Medical Specialties: 4.30%
18,000	Baxter International, Inc.	1,010,520
19,000	Covidien PLC (b)	837,900
110,668	Palomar Medical Technologies, Inc. (a) (c)	872,064
17,000	Thermo Fisher Scientific, Inc. (a)	860,880
		3,581,364
	Pharmaceuticals: Major: 2.17%
20,000	Abbott Laboratories	1,022,800
14,000	Novartis AG - ADR	780,780
		1,803,580

	Total Health Technology (Cost $5,051,917)	5,384,944

	INDUSTRIAL SERVICES: 5.66%
	Contract Drilling: 1.12%
17,000	Diamond Offshore Drilling, Inc. (c)	930,580
	Engineering & Construction: 1.56%
55,000	Tutor Perini Corp.	631,950
22,500	URS Corp. (a)	667,350
		1,299,300
	Environmental Services: 0.98%
25,000	Waste Management Inc. (c)	814,000
	Oilfield Services/Equipment: 2.00%
25,000	Bristow Group, Inc. (c)	1,060,750
50,000	Weatherford International Ltd. (a) (b)	610,500
		1,671,250

	Total Industrial Services (Cost $6,412,277)	4,715,130

	NON-ENERGY MINERALS: 3.93%
	Construction Materials: 0.59%
287,000	Smith-Midland Corp. (a) (e)	487,900
	Other Metals/Minerals: 1.20%
15,000	BHP Billiton Ltd. - ADR	996,600
	Precious Metals: 2.14%
25,000	Freeport-McMoRan Copper & Gold, Inc.	761,250
75,000	Yamana Gold, Inc. (b)	1,024,500
		1,785,750

	Total Non-Energy Minerals (Cost $2,269,768)	3,270,250

	PROCESS INDUSTRIES: 2.47%
	Agricultural Commodities/Milling: 1.13%
38,000	Archer-Daniels-Midland Co.	942,780
	Chemicals: Major Diversified: 0.72%
15,000	E.I. Du Pont de Nemours and Co.	599,550
	Chemicals: Specialty: 0.62%
20,000	OM Group, Inc. (a)	519,400

	Total Process Industries (Cost $1,333,017)	2,061,730

	PRODUCER MANUFACTURING: 1.19%
	Industrial Machinery: 1.19%
28,000	Eaton Corp.	994,000
	Total Producer Manufacturing (Cost $953,929)	994,000

	RETAIL TRADE: 6.02%
	Apparel/Footwear Retail: 2.08%
65,000	American Eagle Outfitters, Inc.	761,800
70,000	Stage Stores, Inc.	970,900
		1,732,700
	Discount Stores: 0.81%
13,000	Wal-Mart Stores, Inc.	674,700
	Drugstore Chains: 1.18%
30,000	Walgreen Co.	986,700
	Home Improvement Chains: 0.99%
25,000	Home Depot, Inc.	821,750
	Specialty Stores: 0.96%
60,000	Staples, Inc.	798,000

	Total Retail Trade (Cost $4,698,125)	5,013,850

	TECHNOLOGY SERVICES: 7.14%
	Information Technology Services: 1.47%
7,000	International Business Machines Corp.	1,225,210
	Internet Software/Services: 1.58%
150,000	United Online, Inc.	784,500
7,500	United Technologies Corp.	527,700
		1,312,200
	Packaged Software: 4.09%
136,000	American Software, Inc. - Class A	986,000
85,000	Compuware Corp. (a)	651,100
45,000	Microsoft Corp.	1,120,050
40,000	Symantec Corp. (a)	652,000
		3,409,150

	Total Technology Services (Cost $5,016,786)	5,946,560

	TRANSPORTATION: 2.50%
	Marine Shipping: 1.03%
130,000	Navios Maritime Holdings Inc. (b) (c)	412,100
80,000	Tsakos Energy Navigation Ltd. (b)	446,400
		858,500
	Railroads: 1.47%
20,000	Norfolk Southern Corp.	1,220,400

	Total Transportation (Cost $1,962,845)	2,078,900

	UTILITIES: 2.05%
	Electric Utilities: 2.05%
20,000	DTE Energy Co.	980,400
19,000	Edison International	726,750
	Total Utilities (Cost $1,485,991)	1,707,150

	Total Common Stocks (Cost $74,214,874)	78,378,883

	SHORT-TERM INVESTMENTS: 6.33%
	Money Market Funds: 6.33%
1,734,170	Invesco STIT-STIC Liquid Assets Portfolio, Institutional Class, 0.10% (d)	1,734,170
3,537,381	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.06% (d)	3,537,381
	Total Money Market Funds (Cost $5,271,551)	5,271,551

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 8.36%
6,967,184	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.06% (d) (Cost $6,967,184)	6,967,184

	Total Investments (Cost $86,453,609): 108.80%	90,617,618
	Liabilities in Excess of Other Assets: (8.80)%	(7,329,967)
	Total Net Assets: 100.00%	$83,287,651
ADR - American Depositary Receipt
(a)Non-income producing security.
(b)U.S. traded security of a foreign issuer.
(c)All or a portion of this security is on loan. Total loaned securities had a market value of $6,622,866 at September 30, 2011.
(d) Rate shown is the 7-day yield as of September 30, 2011.
(e)Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 3 in the Note Schedule of Investments.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at September 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 94.78%

	COMMUNICATIONS: 3.17%
	Major Telecommunications: 3.17%
8,000	Nippon Telegraph & Telephone Corp. - ADR	$191,600
6,700	Verizon Communications, Inc.	246,560
	Total Communications (Cost $374,461)	438,160

	CONSUMER DURABLES: 5.42%
	Automotive Aftermarket: 1.18%
15,000	Cooper Tire & Rubber Co.	163,350
	Electronics/Appliances: 1.08%
3,000	Whirlpool Corp.	149,730
	Homebuilding: 1.04%
8,500	M.D.C. Holdings, Inc.	143,990
	Recreational Products: 1.20%
14,000	Activision Blizzard, Inc.	166,600
	Tools & Hardware: 0.92%
9,400	Briggs & Stratton Corp.	126,994

	Total Consumer Durables (Cost $1,123,820)	750,664

	CONSUMER NON-DURABLES: 3.68%
	Food: Major Diversified: 1.21%
5,000	Kraft Foods, Inc. - Class A	167,900
	Food: Meat/Fish/Dairy: 1.13%
9,000	Tyson Foods, Inc. - Class A	156,240
	Tobacco: 1.34%
2,975	Philip Morris International Inc.	185,580

	Total Consumer Non-Durables (Cost $401,838)	509,720

	CONSUMER SERVICES: 3.61%
	Cable/Satellite TV: 1.36%
9,000	Comcast Corp. - Class A	188,100
	Media Conglomerates: 1.09%
5,000	Walt Disney Co.	150,800
	Movies/Entertainment: 1.16%
18,000	World Wrestling Entertainment, Inc. - Class A	160,380

	Total Consumer Services (Cost $518,980)	499,280

	DISTRIBUTION SERVICES: 2.23%
	Electronics Distributors: 0.65%
9,000	Wayside Technology Group, Inc.	90,270
	Medical Distributors: 1.58%
3,000	McKesson Corp.	218,100

	Total Distribution Services (Cost $191,342)	308,370

	ELECTRONIC TECHNOLOGY: 13.15%
	Aerospace & Defense: 2.34%
2,300	L-3 Communications Holdings, Inc.	142,531
2,500	Lockheed Martin Corp.	181,600
		324,131
	Computer Communications: 1.34%
12,000	Cisco Systems, Inc.	185,880
	Computer Peripherals: 2.68%
18,000	Seagate Technology PLC (a)	185,040
20,000	Xyratex Ltd. (a)	185,400
		370,440
	Computer Processing Hardware: 0.57%
3,500	Hewlett Packard Co.	78,575
	Electronic Components: 1.05%
20,000	DDi Corp.	144,800
	Semiconductors: 4.21%
10,000	Intel Corp.	213,300
5,600	Microchip Technology, Inc.	174,216
30,000	Stmicroelectronics N.V. - ADR	195,000
		582,516
	Telecommunications Equipment: 0.96%
14,000	Telefonaktiebolaget LM Ericsson - ADR	133,700

	Total Electronic Technology (Cost $1,973,713)	1,820,042

	ENERGY MINERALS: 8.32%
	Integrated Oil: 4.96%
3,800	Eni S.p.A. - ADR	133,494
2,400	Exxon Mobil Corp.	174,312
6,500	Marathon Oil Corp.	140,270
4,200	Petroleo Brasileiro S.A. - ADR	94,290
3,300	Total SA - ADR	144,771
		687,137
	Oil & Gas Production: 2.72%
1,400	Apache Corp.	112,336
6,000	Chesapeake Energy Corp.	153,300
2,000	Devon Energy Corp.	110,880
		376,516
	Petroleum and Coal Products Manufacturing: 0.64%
3,250	Marathon Petroleum Corp.	87,945

	Total Energy Minerals (Cost $1,085,325)	1,151,598

	FINANCE: 12.07%
	Financial Conglomerates: 2.03%
5,000	JPMorgan Chase & Co.	150,600
2,800	Prudential Financial, Inc.	131,208
		281,808
	Insurance Carriers: 1.13%
10,000	Protective Life Corp.	156,300
	Investment Banks/Brokers: 1.95%
3,000	Ameriprise Financial, Inc.	118,080
1,600	Goldman Sachs Group, Inc.	151,280
		269,360
	Major Banks: 3.56%
8,000	Bank of New York Mellon Corp.	148,720
7,500	BB&T Corp.	159,975
7,000	Credit Suisse Group AG - ADR	183,680
		492,375
	Real Estate Investment Trusts: 1.06%
5,800	LTC Properties, Inc.	146,856
	Savings Banks: 2.34%
30,000	Hudson City Bancorp, Inc.	169,800
13,000	New York Community Bancorp, Inc.	154,700
		324,500

	Total Finance (Cost $2,184,647)	1,671,199

	HEALTH SERVICES: 1.05%
	Managed Health Care: 1.05%
4,000	Aetna, Inc.	145,400
	Total Health Services (Cost $178,411)	145,400

	HEALTH TECHNOLOGY: 7.05%
	Medical Specialties: 3.38%
3,500	Baxter International, Inc.	196,490
3,500	Covidien PLC (a)	154,350
3,500	Medtronic, Inc.	116,340
		467,180
	Pharmaceuticals: Major: 3.67%
3,700	Abbott Laboratories	189,218
5,500	Merck & Co., Inc.	179,905
2,500	Novartis AG - ADR	139,425
		508,548

	Total Health Technology (Cost $898,237)	975,728

	INDUSTRIAL SERVICES: 3.39%
	Contract Drilling: 0.91%
2,300	Diamond Offshore Drilling, Inc.	125,902
	Environmental Services: 1.41%
6,000	Waste Management Inc.	195,360
	Oilfield Services/Equipment: 1.07%
3,500	Bristow Group, Inc.	148,505

	Total Industrial Services (Cost $577,797)	469,767

	NON-ENERGY MINERALS: 4.89%
	Other Metals/Minerals: 1.20%
2,500	BHP Billiton Ltd. - ADR	166,100
	Precious Metals: 2.73%
4,800	Freeport-McMoRan Copper & Gold, Inc.	146,160
17,000	Yamana Gold, Inc. (a)	232,220
		378,380
	Steel: 0.96%
4,200	Nucor Corp.	132,888

	Total Non-Energy Minerals (Cost $543,729)	677,368

	PROCESS INDUSTRIES: 3.57%
	Agricultural Commodities/Milling: 1.08%
6,000	Archer-Daniels-Midland Co.	148,860
	Chemicals: Major Diversified: 1.15%
4,000	E.I. Du Pont de Nemours and Co.	159,880
	Chemicals: Specialty: 1.34%
35,000	Aceto Corp.	185,150

	Total Process Industries (Cost $485,994)	493,890

	PRODUCER MANUFACTURING: 3.44%
	Industrial Conglomerates: 0.99%
1,900	3m Co.	136,401
	Industrial Machinery: 1.38%
5,400	Eaton Corp.	191,700
	Trucks/Construction/Farm Machinery: 1.07%
2,000	Caterpillar, Inc.	147,680

	Total Producer Manufacturing (Cost $398,096)	475,781

	RETAIL TRADE: 6.69%
	Apparel/Footwear Retail: 2.01%
9,000	American Eagle Outfitters, Inc.	105,480
12,500	Stage Stores, Inc.	173,375
		278,855
	Discount Stores: 1.12%
3,000	Wal-Mart Stores, Inc.	155,700
	Drugstore Chains: 1.02%
4,300	Walgreen Co.	141,427
	Home Improvement Chains: 1.19%
5,000	Home Depot, Inc.	164,350
	Specialty Stores: 1.35%
14,000	Staples, Inc.	186,200

	Total Retail Trade (Cost $1,093,107)	926,532

	TECHNOLOGY SERVICES: 6.58%
	Information Technology Services: 1.65%
1,300	International Business Machines Corp.	227,539
	Internet Software/Services: 2.38%
33,500	United Online, Inc.	175,205
2,200	United Technologies Corp.	154,792
		329,997
	Packaged Software: 2.55%
23,000	American Software, Inc. - Class A	166,750
7,500	Microsoft Corp.	186,675
		353,425

	Total Technology Services (Cost $852,715)	910,961

	TRANSPORTATION: 4.13%
	Marine Shipping: 3.03%
50,000	Navios Maritime Holdings Inc. (a)	158,500
8,000	Ship Finance International Ltd. (a)	104,000
28,000	Tsakos Energy Navigation Ltd. (a)	156,240
		418,740
	Railroads: 1.10%
2,500	Norfolk Southern Corp.	152,550

	Total Transportation (Cost $776,916)	571,290

	UTILITIES: 2.34%
	Electric Utilities: 2.34%
4,000	DTE Energy Co.	196,080
3,000	Exelon Corp.	127,830
	Total Utilities (Cost $312,315)	323,910

	Total Common Stocks (Cost $13,971,443)	13,119,660

	SHORT-TERM INVESTMENTS: 4.10%
	Money Market Funds: 4.10%
567,275	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.06% (b) (Cost $567,275)	567,275

	Total Investments (Cost $14,538,718): 98.88%	13,686,935
	Assets in Excess of Liabilities: 1.12%	154,913
	Net Assets: 100.00%	$13,841,848

ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day yield as of September 30, 2011.

Al Frank Funds
Notes to Schedule of Investments
September 30, 2011 (Unaudited)

Note 1 – Securities Valuation

The Al Frank Funds’ (the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2011:

Al Frank Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$2,117,500	$-	$-	$2,117,500
Consumer Durables	5,032,330	-	-	5,032,330
Consumer Non-Durables	3,350,660	-	-	3,350,660
Consumer Services	1,963,560	-	-	1,963,560
Distribution Services	2,405,150	-	-	2,405,150
Electronic Technology	13,750,260	-	-	13,750,260
Energy Minerals	7,085,195	-	-	7,085,195
Finance	9,403,614	-	-	9,403,614
Health Services	2,098,100	-	-	2,098,100
Health Technology	5,384,944	-	-	5,384,944
Industrial Services	4,715,130	-	-	4,715,130
Non-Energy Minerals	3,270,250	-	-	3,270,250
Process Industries	2,061,730	-	-	2,061,730
Producer Manufacturing	994,000	-	-	994,000
Retail Trade	5,013,850	-	-	5,013,850
Technology Services	5,946,560	-	-	5,946,560
Transportation	2,078,900	-	-	2,078,900
Utilities	1,707,150	-	-	1,707,150
Total Common Stocks	78,378,883	-	-	78,378,883
Short-Term Investments	12,238,735	-	-	12,238,735
Total Investments	$90,617,618	$-	$-	$90,617,618

Al Frank Dividend Value Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communications	$438,160	$-	$-	$438,160
Consumer Durables	750,664	-	-	750,664
Consumer Non-Durables	509,720	-	-	509,720
Consumer Services	499,280	-	-	499,280
Distribution Services	308,370	-	-	308,370
Electronic Technology	1,820,042	-	-	1,820,042
Energy Minerals	1,151,598	-	-	1,151,598
Finance	1,671,199	-	-	1,671,199
Health Services	145,400	-	-	145,400
Health Technology	975,728	-	-	975,728
Industrial Services	469,767	-	-	469,767
Non-Energy Minerals	677,368	-	-	677,368
Process Industries	493,890	-	-	493,890
Producer Manufacturing	475,781	-	-	475,781
Retail Trade	926,532	-	-	926,532
Technology Services	910,961	-	-	910,961
Transportation	571,290	-	-	571,290
Utilities	323,910	-	-	323,910
Total Common Stocks	13,119,660	-	-	13,119,660
Short-Term Investments	567,275	-	-	567,275
Total Investments	$13,686,935	$-	$-	$13,686,935

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at September 30, 2011, the end of the reporting period.  The Funds recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ending September 30, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:

Al Frank Fund

Cost of investments	$86,460,760

Gross unrealized appreciation	$15,839,860
Gross unrealized depreciation	(11,683,002)
Net unrealized appreciation	$4,156,858

Al Frank Dividend Value Fund

Cost of investments	$14,538,718

Gross unrealized appreciation	$1,387,245
Gross unrealized depreciation	(2,239,028)
Net unrealized depreciation	$(851,783)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual and semi-annual reports.

Note 3 – Other Affiliates

The Al Frank Fund’s activity for investments in common stocks of affiliates is as follows:

Smith-Midland Corp.
Beginning Shares	287,000
Beginning Cost	$253,926
Purchase Cost	-
Sales Cost	-
Ending Cost	$253,926
Ending Shares	287,000
Dividend Income	$-
Net Realized Gain/(Loss)	$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date11/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                                   Douglas G. Hess, President

Date11/29/2011

By (Signature and Title)*  /s/ Cheryl L. King
                                                     Cheryl L. King, Treasurer

Date11/29/2011

* Print the name and title of each signing officer under his or her signature.